FORUM FUNDS II

190 MIDDLE STREET, SUITE 101

PORTLAND, MAINE 04101

207-347-2000

February 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521/811-22843
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Baywood ValuePlus Fund and the Baywood SociallyResponsible Fund (the “Funds”), dated February 1, 2026, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on January 27, 2026 (accession number 0001398344-26-001357).

If you have any questions related to this filing, please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Sincerely,

/s/ Lindsey Dorval

Lindsey Dorval, Esq.
Vice President and Secretary to the Registrant